Long-term debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Loans	$ 1,605,654	$ 1,411,779
Less: Deferred finance costs, net	(8,495)	(8,046)
Total long-term debt	1,597,159	1,403,733
Less: Current portion of debt	(245,475)	(185,516)
Add: Deferred finance costs, current portion	2,739	2,532
Long-term debt, net of current portion and deferred finance costs	$ 1,354,423	$ 1,220,749